Stock plans	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock plans
Stock plans

(a)	Long Term Incentive Plan and Short Term Incentive Plan
The Company’s Amended and Restated 2005 Long Term Incentive Plan (“LTIP”) provides for grants to employees of options, stock appreciation rights (“SARs”), restricted shares, restricted share units, performance shares, dividend equivalents or other share-based awards. In addition, the Company may issue restricted share awards or restricted share units in connection with awards issued under its annual Short Term Incentive Program (“STIP”). The total number of shares reserved for issuance under the LTIP and STIP are 13,126,896 shares of which 903,292 shares are remaining. The LTIP and STIP are administered by the Compensation Committee of the Board of Directors. No SARs have been granted to date. Grant prices are established at the fair market value of the Company’s common shares at the date of grant.

i.	Options
Options may be exercised for voting common shares upon vesting. Options have a life of 10 years and vest either pro rata or at the end of the required service period from the date of grant. Fair value of the option awards at the date of grant is determined using the Black-Scholes option-pricing model.
Expected volatility is based on stock price volatility of comparable publicly-traded companies. The Company used the simplified method consistent with U.S. GAAP authoritative guidance on stock compensation expenses to estimate expected lives for options granted during the period as historical exercise data was not available and the options met the requirement as set out in the guidance.
The Company has not granted any stock option awards since September 4, 2009.
Share compensation expenses in respect of options of $nil were recorded for the year ended December 31, 2014 (2013: $nil, 2012: $142). The expenses represent the proportionate accrual of the fair value of each grant based on the remaining vesting period.
A modification event was triggered as a result of a $2.00 per share special dividend declared and paid in 2013 (the "Special Dividend"). In accordance with the terms of the LTIP under which the options were issued, an adjustment was required to protect the holders of such stock options from changes in the value of the stock options following the declaration of the 2013 Special Dividend. The modification of the options included a decrease in the exercise price of each stock option and an increase in the number of shares underlying each stock option. The fair value of the options before and after the modification was unchanged.
Activity with respect to options for the year ended December 31, 2014 was as follows:

	Options	Weighted Average Grant Date Fair Value	Weighted Average Grant Date Exercise Price	Total Intrinsic Value (a)	Company Proceeds Received
Options outstanding and exercisable, December 31, 2013	1,572,713	$6.66	$18.88
Options exercised	(412,656)	5.36	22.07	$7,459	$9,107
Options outstanding and exercisable, December 31, 2014	1,160,057	$7.12	$17.74
Activity with respect to options for the year ended December 31, 2013 was as follows:

	Options	Weighted Average Grant Date Fair Value	Weighted Average Grant Date Exercise Price	Total Intrinsic Value (a)	Company Proceeds Received
Options outstanding and exercisable, December 31, 2012	1,823,947	$6.52	$20.69
Options regranted (modified)	1,833,414	6.76	19.02
Options exercised	(351,509)	5.94	22.91	$4,963	$8,052
Options cancelled (modified)	(1,733,139)	6.76	20.12
Options outstanding and exercisable, December 31, 2013	1,572,713	$6.66	$18.88
Activity with respect to options for the year ended December 31, 2012 was as follows:

	Options	Weighted Average Grant Date Fair Value	Weighted Average Grant Date Exercise Price	Total Intrinsic Value (a)	Company Proceeds Received
Options outstanding and exercisable, December 31, 2011	2,263,012	$6.69	$20.12
Options exercised	(439,065)	7.44	17.73	$6,574	$7,785
Options outstanding and exercisable, December 31, 2012	1,823,947	$6.52	$20.69

(a)
The total intrinsic value in the tables above represent the amount by which the market price of the Company's common stock is greater than the option strike price multiplied by the number of options exercised during the year.

There were no unamortized share compensation expenses in respect of options since December 31, 2012. The aggregate intrinsic value of the options outstanding and exercisable at December 31, 2014 was $27,573.

ii.	Restricted share awards
Restricted shares granted under the LTIP and STIP vest either pro rata or at the end of the required service period and contain certain restrictions during the vesting period, relating to, among other things, forfeiture in the event of termination of employment and transferability. Share compensation expenses of $31,335 were recorded for the year ended December 31, 2014 (2013: $27,750; 2012: $25,145). The expenses represent the proportionate accrual of the fair value of each grant based on the remaining vesting period.
Activity with respect to unvested restricted share awards for the year ended December 31, 2014 was as follows:

	Restricted Share Awards	Weighted Average Grant Date Fair Value
Restricted share awards outstanding, December 31, 2013	2,684,745	$33.74
Restricted share awards granted	1,051,348	37.81
Restricted share awards vested	(797,446)	31.44
Restricted share awards forfeited	(79,936)	36.09
Restricted share awards outstanding, December 31, 2014	2,858,711	$35.81
Activity with respect to unvested restricted share awards for the year ended December 31, 2013 was as follows:

	Restricted Share Awards	Weighted Average Grant Date Fair Value
Restricted share awards outstanding, December 31, 2012	2,170,547	$29.24
Restricted share awards granted	1,594,672	36.07
Restricted share awards vested	(969,562)	28.12
Restricted share awards forfeited	(110,912)	28.34
Restricted share awards outstanding, December 31, 2013	2,684,745	$33.74
Activity with respect to unvested restricted share awards for the year ended December 31, 2012 was as follows:

	Restricted Share Awards	Weighted Average Grant Date Fair Value
Restricted share awards outstanding, December 31, 2011	3,003,547	$25.77
Restricted share awards granted	921,506	31.47
Restricted share awards vested	(1,719,855)	24.40
Restricted share awards forfeited	(34,651)	27.85
Restricted share awards outstanding, December 31, 2012	2,170,547	$29.24

At December 31, 2014, there were $74,670 (2013: $69,219; 2012: $43,952) of total unrecognized share compensation expenses in respect of restricted share awards that are expected to be recognized over a weighted-average period of 2.7 years (2013: 3.2 years; 2012: 2.6 years).

iii.	Restricted share units
Restricted share units under the LTIP and STIP vest either ratably or at the end of the required service period and contain certain restrictions during the vesting period, relating to, among other things, forfeiture in the event of termination of employment and transferability. Share compensation expenses of $876 were recorded for the year ended December 31, 2014 (2013: $585; 2012: $499). The expenses represent the proportionate accrual of the fair value of each grant based on the remaining vesting period.
Activity with respect to unvested restricted share units for the year ended December 31, 2014 was as follows:

	Restricted Share Units	Weighted Average Grant Date Fair Value
Restricted share units outstanding, December 31, 2013	66,518	$33.74
Restricted share units granted	53,025	38.10
Restricted share units vested	(18,325)	30.71
Restricted share units issued in lieu of cash dividends	2,266	35.00
Restricted share units outstanding, December 31, 2014	103,484	$36.54
Activity with respect to unvested restricted share units for the year ended December 31, 2013 was as follows:

	Restricted Share Units	Weighted Average Grant Date Fair Value
Restricted share units outstanding, December 31, 2012	47,238	$29.61
Restricted share units granted	36,635	36.11
Restricted share units vested	(21,814)	28.17
Restricted share units issued in lieu of cash dividends	4,459	30.70
Restricted share units outstanding, December 31, 2013	66,518	$33.74
Activity with respect to unvested restricted share units for the year ended December 31, 2012 was as follows:

	Restricted Share Units	Weighted Average Grant Date Fair Value
Restricted share units outstanding, December 31, 2011	53,312	$27.60
Restricted share units granted	16,633	31.77
Restricted share units vested	(22,818)	26.49
Restricted share units issued in lieu of cash dividends	1,504	28.66
Restricted share units forfeited	(1,393)	28.57
Restricted share units outstanding, December 31, 2012	47,238	$29.61

At December 31, 2014, there were $2,774 (2013: $1,678; 2012: $978) of total unrecognized share compensation expenses in respect of restricted share units that are expected to be recognized over a weighted-average period of 3.1 years (2013: 3.4 years; 2012: 2.6 years).

iv.	Performance share awards
The performance share awards contain a performance based component. The performance component relates to the compounded growth in the Dividend Adjusted Book Value per Diluted Share (“DBVPS”) over a three year period. For performance share awards granted during the period, the grant date is based on the DBVPS at the end of the most recent financial reporting year. The Dividend Adjusted Performance Period End DBVPS will be the DBVPS three years after the grant date DBVPS. The fair value estimate earns over the requisite attribution period and the estimate will be reassessed at the end of each performance period which will reflect any adjustments in the consolidated statements of comprehensive income in the period in which they are determined.
Share compensation expenses of $862 were recorded for the year ended December 31, 2014 (2013: ($705); 2012: $923). The share compensation expenses represent the proportionate accrual of the fair value of each grant based on the remaining vesting period. The negative expense is due to a reversal of expenses on unvested performance share awards based on a review of current and projected performance criteria.
Activity with respect to unvested performance share awards for the year ended December 31, 2014 was as follows:

	Performance Share Awards	Weighted Average Grant Date Fair Value
Performance share awards outstanding, December 31, 2013	101,820	$33.56
Performance share awards granted	52,639	37.33
Performance share awards vested	(32,746)	32.62
Performance share awards conversion adjustment	(15,344)	31.38
Performance share awards outstanding, December 31, 2014	106,369	$36.03
Activity with respect to unvested performance share awards for the year ended December 31, 2013 was as follows:

	Performance Share Awards	Weighted Average Grant Date Fair Value
Performance share awards outstanding, December 31, 2012	220,845	$31.81
Performance share awards granted	38,386	36.11
Performance share awards vested	(39,094)	28.70
Performance share awards forfeited	(18,701)	31.05
Performance share awards conversion adjustment	(99,616)	33.05
Performance share awards outstanding, December 31, 2013	101,820	$33.56
Activity with respect to unvested performance share awards for the year ended December 31, 2012 was as follows:

	Performance Share Awards	Weighted Average Grant Date Fair Value
Performance share awards outstanding, December 31, 2011	279,019	$30.77
Performance share awards granted	41,128	31.38
Performance share awards forfeited	(99,302)	28.70
Performance share awards outstanding, December 31, 2012	220,845	$31.81

At December 31, 2014, there were $2,232 (2013: $1,642; 2012: $3,328) of total unrecognized share compensation expenses in respect of performance share awards that are expected to be recognized over a weighted-average period of 2.1 years (2013: 2.0 years; 2012: 1.7 years).

(b)	Total share compensation expenses
The breakdown of share compensation expenses by award type was as follows:

	Years Ended
	December 31, 2014	December 31, 2013	December 31, 2012
Options	$—	$—	$142
Restricted share awards	31,335	27,750	25,145
Restricted share units	876	585	499
Performance share awards	862	(705)	923
Total	$33,073	$27,630	$26,709

In addition, the Company recorded $1,610 of associated tax benefits for the year ended December 31, 2014 (2013: $1,423; 2012: $1,380). The Company also recognized $3,513 of net windfall taxes at December 31, 2014 for share vestings and option exercises from inception to date.